DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
DEFERRED INCOME TAXES
NOTE 12 - INCOME TAX

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Current tax expense	(14)	(32)	(30)
Deferred tax benefit / (expense)	31	14	(2)
Total income tax benefit / (expense)	17	(18)	(32)
The Group's effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
(Loss) / income before income tax	(34)	82	222
Statutory tax rate applicable to parent company (A)	32.0%	34.4%	25.0%
Income tax benefit / (expense) calculated at statutory tax rate	11	(28)	(55)

Effect of foreign tax rate	2	3	2
Changes in recognized and unrecognized deferred tax assets (B)	15	(10)	30
Change in tax laws and rates (C)	—	21	—
Other	(11)	(4)	(9)
Income tax benefit / (expense)	17	(18)	(32)
Effective income tax rate	49%	22%	14%
(A)The parent company is a French company for the years ended December 31, 2020 and 2019, and was a Dutch company for the year ended December 31, 2018.
(B)For the year ended December 31, 2020, changes mainly related to recognized deferred tax assets on prior-year losses carried forward at one of our main operating entities in the United States, following some clarification on U.S. interest limitation rules in 2020, and the CARES Act. For the year ended December 31, 2018, changes mainly related to non-recurring transactions, especially the gain on the sale of the North Building of the Sierre plant and termination of an existing lease agreement, that generated a significant taxable profit offset by the use of previously unrecognized tax losses carried forward.
(C)For the year ended December 31, 2019, the change in tax laws and rates relates mainly to the application of the Swiss Federal Tax Reform voted in May 2019 and enacted in the Canton where one of our entities is located.
NOTE 18 - DEFERRED INCOME TAXES

	At December 31,
(in millions of Euros)	2020	2019
Deferred income tax assets	193	185
Deferred income tax liabilities	(10)	(24)
Net deferred income tax assets	183	161

	At January 1, 2020	Acquisitions	Recognized in		FX	At December 31, 2020
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(99)	—	(16)	—	9	(106)
Inventories	8	—	(3)	—	—	5
Pensions	127	—	(1)	5	(5)	126
Derivative valuation	6	—	(4)	(7)	—	(5)
Tax losses carried forward	75	—	49	—	(8)	116
Other (A)	44	—	6	—	(3)	47
Net deferred income tax assets	161	—	31	(2)	(7)	183
(A)Other results mainly from non-deductible provisions and interest.

	At January 1, 2019	Acquisitions	Recognized in		FX and reclassifications	At December 31, 2019
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(94)	1	(3)	—	(3)	(99)
Inventories	5	—	2	—	1	8
Pensions	116	—	(4)	13	2	127
Derivative valuation	12	—	(8)	2	—	6
Tax losses carried forward (A)	61	—	27	—	(13)	75
Other (B)	41	2	—	—	1	44
Net deferred income tax assets	141	3	14	15	(12)	161
(A)The reclassifications resulted primarily from the adoption of IFRIC 23.
(B)Other results mainly from non-deductible provisions and interest.
Recognized Deferred Tax Assets
Some deferred tax assets in respect of temporary differences and tax losses unused were recognized without being offset by deferred tax liabilities.
In accordance with the accounting policies described in Note 2.6 of the Consolidated Financial Statements, a detailed assessment was performed on net deferred tax asset recovery, with specific focus on tax jurisdictions with unused tax losses carried forward.
Management considered that recent losses are not expected to be recurring and do not challenge the profitable long term structure of its business models. In addition, tax planning opportunities are available to increase the taxable profit and the use of tax losses in the period the unused long-term limited and unlimited tax losses can be utilized.
Management concludes that it is more likely than not that the net deferred tax asset balance of €183 million and €161 million at December 31, 2020 and 2019, respectively, will be recoverable.
Unrecognized Deferred Tax Assets
Based on the expected taxable income of the entities, the Group believes that it is more likely than not that a total of €920 million and €1,009 million at December 31, 2020 and 2019, respectively, of unused tax losses and deductible temporary differences, will not be used. Consequently, net deferred tax assets have not been recognized. The related tax impact of €224 million and €259 million at December 31, 2020 and 2019, respectively, is attributable to the following:

	At December 31,
(in millions of Euros)	2020	2019
Expiring within 5 years	(3)	(2)
Expiring after 5 years and limited	(55)	(62)
Unlimited	(23)	(20)
Tax losses	(81)	(84)
Long-term assets	(91)	(104)
Pensions	(16)	(20)
Other	(36)	(51)
Deductible temporary differences	(143)	(175)
Total	(224)	(259)
Substantially all of the tax losses not expected to be used reside in the United States at December 31, 2020.
The tax loss carryforwards limited to 20 years generated at one of our main operating entities in the United States are not expected to be utilized. Although this entity is expected to be profitable in the medium and long-term, considering notably the anticipated development of the Automotive Body Sheet business, it has significant non-cash depreciation and financial interest expenses that will result in additional tax losses in the coming years. Accordingly, it is not probable that the entity will be able to use at its level, given the absence of an overall U.S. tax group, these tax losses before they expire. Consequently, the related deferred tax assets have not been recognized.
At December 31, 2020 and 2019, most of the unrecognized deferred tax assets on deductible temporary differences on long-term assets and other differences relate to the U.S. An assessment has been performed on the recoverability of the deferred tax assets on deductible temporary differences. The related deferred tax assets on long-term assets and on other differences have not been recognized.